                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   VINTAGE II
                                    VINTAGE 3
                                 VINTAGE ACCESS
                                  VINTAGE XTRA
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT L
                            PORTFOLIO ARCHITECT XTRA
                              PORTFOLIO ARCHITECT 3
                            PORTFOLIO ARCHITECT PLUS

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION                 ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                   AND/OR                   FUND FEES   TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
  UNDERLYING       MANAGEMENT   SERVICE(12b-1)    OTHER        AND       OPERATING        EXPENSE        OPERATING
    FUND              FEE           FEES         EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------   ----------   --------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
    Large Cap
    Core             0.59%           0.15%         0.05%       0.01%       0.80%           0.01%          0.79%
    Portfolio --
    Class E
   Dreman
    Small Cap
    Value            0.78%            --           0.07%       0.07%        0.92%          0.00%           0.92%
    Portfolio --
    Class A

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expense shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The portfolios provided the information on their expenses, and we have not independently verified the information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                   Telephone:800-842-9325
Des Moines, IA 50306-0366

                         VINTAGE 3(SM) ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for

GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge...............................................    1.70%(5)
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.05%
Optional GMWB I Charge (maximum upon reset).....................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)....................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.30%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for

10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.078          1.153                 --
                                                          2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.034          1.085                 --
                                                          2005      0.997          1.034            384,723
                                                          2004      0.960          0.997            564,277
                                                          2003      0.782          0.960            580,634
                                                          2002      1.142          0.782            338,997

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.213          1.156                 --
                                                          2007      1.056          1.213            108,804
                                                          2006      1.046          1.056            144,044
                                                          2005      0.987          1.046            347,156
                                                          2004      0.940          0.987            428,209
                                                          2003      0.752          0.940            419,469
                                                          2002      1.134          0.752            245,637

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.143          1.194                 --
                                                          2005      1.113          1.143          1,568,513
                                                          2004      1.019          1.113          1,394,502
                                                          2003      0.786          1.019          1,315,337
                                                          2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2011      2.037          1.822          1,051,730
                                                          2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483

  American Funds Growth Subaccount (Class 2) (10/01)....  2011      1.625          1.528          3,717,045
                                                          2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2011      1.345          1.296          4,013,778
                                                          2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2011      1.774          1.696          1,435,464
                                                          2010      1.544          1.774          1,761,133
                                                          2009      1.159          1.544          2,365,915
                                                          2008      2.057          1.159          2,531,696
                                                          2007      1.784          2.057          2,825,080
                                                          2006      1.628          1.784          3,353,989
                                                          2005      1.419          1.628          3,163,742
                                                          2004      1.254          1.419          2,238,271
                                                          2003      0.995          1.254          1,588,254
                                                          2002      1.119          0.995            651,538

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.107          1.844            972,451
                                                          2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.241          1.247          1,160,916
                                                          2010      1.122          1.241          1,231,885
                                                          2009      0.843          1.122          1,286,672
                                                          2008      1.220          0.843          1,350,249
                                                          2007      1.198          1.220          1,897,822
                                                          2006      1.032          1.198          1,429,876
                                                          2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2011      1.514          1.414            501,325
                                                          2010      1.208          1.514            609,814
                                                          2009      0.857          1.208            755,412
                                                          2008      1.519          0.857            955,266
                                                          2007      1.391          1.519          1,256,157
                                                          2006      1.303          1.391          1,357,708
                                                          2005      1.267          1.303          1,511,860
                                                          2004      1.158          1.267          1,612,869
                                                          2003      0.859          1.158          1,155,163
                                                          2002      1.228          0.859            552,933

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2011      1.677          1.471          1,184,591
                                                          2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2011      1.800          1.738             43,747
                                                          2010      1.461          1.800             77,573
                                                          2009      1.030          1.461            113,646
                                                          2008      1.869          1.030            107,740
                                                          2007      1.564          1.869            107,333
                                                          2006      1.406          1.564             90,153
                                                          2005      1.279          1.406            213,535
                                                          2004      1.081          1.279            289,742
                                                          2003      0.817          1.081            291,470
                                                          2002      1.158          0.817            169,129

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.260          1.341                 --
                                                          2006      1.196          1.260            669,472
                                                          2005      1.146          1.196            819,050
                                                          2004      1.135          1.146            865,998
                                                          2003      0.861          1.135            856,282
                                                          2002      1.198          0.861            561,340

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.249          1.321                 --
                                                          2009      1.053          1.249          1,336,578
                                                          2008      1.827          1.053          1,512,269
                                                          2007      1.774          1.827          2,166,539
                                                          2006      1.569          1.774          3,019,733
                                                          2005      1.500          1.569          3,590,883
                                                          2004      1.386          1.500          2,810,205
                                                          2003      1.073          1.386            568,294
                                                          2002      1.000          1.073            102,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2011      1.264          1.272          2,642,871
                                                          2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.338          1.333          6,557,656
                                                          2006      1.253          1.338          7,261,375
                                                          2005      1.143          1.253          8,661,852
                                                          2004      1.059          1.143          9,608,986
                                                          2003      0.802          1.059          8,246,936
                                                          2002      1.213          0.802          4,485,731

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2011      1.357          1.367          1,594,807
                                                          2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.387          1.476          3,337,982
                                                          2006      1.231          1.387          4,263,914
                                                          2005      1.202          1.231          5,363,734
                                                          2004      1.125          1.202          5,731,444
                                                          2003      0.920          1.125          5,441,951
                                                          2002      1.137          0.920          2,369,461

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.133          1.108                 --
                                                          2008      1.635          1.133            684,646
                                                          2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.427          1.507                 --
                                                          2010      1.290          1.427          2,983,632
                                                          2009      0.937          1.290          3,333,299
                                                          2008      1.650          0.937          3,758,963
                                                          2007      1.651          1.650          5,750,234
                                                          2006      1.480          1.651          6,718,987
                                                          2005      1.432          1.480          8,538,130
                                                          2004      1.368          1.432          8,424,198
                                                          2003      1.060          1.368          6,312,914
                                                          2002      1.000          1.060          1,192,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2011      1.103          1.197                 --
                                                          2010      1.004          1.103            193,207
                                                          2009      0.838          1.004            233,069
                                                          2008      1.195          0.838            284,831
                                                          2007      1.144          1.195            410,850
                                                          2006      0.988          1.144            460,356
                                                          2005      1.008          0.988            549,657
                                                          2004      0.993          1.008            411,403
                                                          2003      0.819          0.993            297,884
                                                          2002      1.128          0.819             42,767

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.193          1.171            169,105

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.243          1.314          2,832,275
                                                          2010      1.129          1.243          4,535,919
                                                          2009      0.938          1.129          5,133,313
                                                          2008      1.469          0.938          6,701,002
                                                          2007      1.421          1.469          8,745,660
                                                          2006      1.310          1.421         10,337,342
                                                          2005      1.280          1.310         13,239,685
                                                          2004      1.242          1.280         10,945,191
                                                          2003      1.037          1.242          7,746,731
                                                          2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2011      1.390          1.280          2,076,780
                                                          2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.545          1.536          6,335,447
                                                          2006      1.347          1.545          5,104,700
                                                          2005      1.310          1.347          6,459,399
                                                          2004      1.233          1.310          7,460,248
                                                          2003      0.906          1.233          6,544,522
                                                          2002      1.173          0.906          3,685,513

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2011      1.266          1.235            773,695
                                                          2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.321          1.365          1,984,106
                                                          2006      1.286          1.321          2,360,634
                                                          2005      1.245          1.286          2,985,448
                                                          2004      1.264          1.245          3,178,555
                                                          2003      0.872          1.264          3,256,345
                                                          2002      1.181          0.872          1,343,803

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.239          1.276            765,771
                                                          2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2011      1.738          1.640            410,640
                                                          2010      1.445          1.738            466,535
                                                          2009      1.083          1.445            555,617
                                                          2008      1.704          1.083            695,294
                                                          2007      1.620          1.704          1,084,440
                                                          2006      1.437          1.620          1,363,179
                                                          2005      1.352          1.437          1,761,537
                                                          2004      1.247          1.352          2,082,371
                                                          2003      0.979          1.247          1,985,524
                                                          2002      1.233          0.979          1,007,229

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.640          1.632            376,370
                                                          2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2011      1.247          1.341                 --
                                                          2010      1.225          1.247             23,270
                                                          2009      0.970          1.225             23,608
                                                          2008      1.746          0.970             29,352
                                                          2007      1.673          1.746             75,615
                                                          2006      1.354          1.673            290,615
                                                          2005      1.234          1.354            439,395
                                                          2004      1.067          1.234            340,841
                                                          2003      0.853          1.067            359,537
                                                          2002      1.169          0.853          2,351,514

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.588          1.614                 --
                                                          2006      1.441          1.588          1,080,594
                                                          2005      1.417          1.441          1,383,219
                                                          2004      1.353          1.417          1,087,983
                                                          2003      1.068          1.353            677,570
                                                          2002      1.000          1.068             98,290

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.968          0.956                 --
                                                          2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2011      1.357          1.383                 --
                                                          2010      1.240          1.357            841,318
                                                          2009      1.058          1.240            911,320
                                                          2008      1.248          1.058          1,262,829
                                                          2007      1.247          1.248          1,783,763
                                                          2006      1.205          1.247          2,167,036
                                                          2005      1.197          1.205          3,111,900
                                                          2004      1.142          1.197          3,438,219
                                                          2003      1.041          1.142          2,476,299
                                                          2002      1.012          1.041            806,368

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2011      1.786          1.795          1,003,155
                                                          2010      1.560          1.786          1,229,453
                                                          2009      0.993          1.560          1,417,000
                                                          2008      1.445          0.993          1,670,642
                                                          2007      1.468          1.445          2,463,237
                                                          2006      1.347          1.468          3,316,182
                                                          2005      1.337          1.347          3,764,331
                                                          2004      1.234          1.337          4,280,141
                                                          2003      0.985          1.234          3,543,720
                                                          2002      1.037          0.985          1,009,257

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.030          1.024                 --
                                                          2009      1.047          1.030          3,001,298
                                                          2008      1.039          1.047          3,983,489
                                                          2007      1.009          1.039          3,917,178
                                                          2006      0.982          1.009          3,539,717
                                                          2005      0.973          0.982          5,853,181
                                                          2004      0.983          0.973          6,201,418
                                                          2003      0.995          0.983         10,307,290
                                                          2002      1.000          0.995         10,414,856

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.601          1.707                 --
                                                          2006      1.445          1.601            554,760
                                                          2005      1.403          1.445            971,926
                                                          2004      1.236          1.403          1,145,519
                                                          2003      0.887          1.236            938,913
                                                          2002      1.215          0.887            227,917

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.331          1.398                 --
                                                          2006      1.147          1.331          1,007,512
                                                          2005      1.097          1.147          1,163,792
                                                          2004      1.010          1.097          1,567,539
                                                          2003      0.806          1.010          1,544,295
                                                          2002      1.101          0.806          1,272,473

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.175          1.156            233,058
                                                          2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.885          0.823            474,994
                                                          2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.435          1.266             87,923
                                                          2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.625          1.372            641,477
                                                          2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.368          1.332             15,725
                                                          2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.452          1.321            236,066
                                                          2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.085          1.009             69,579
                                                          2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.063          0.670             98,949
                                                          2008      1.107          1.063            108,451
                                                          2007      1.251          1.107             11,588

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.972          0.919          1,047,413
                                                          2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.385          1.266            556,906
                                                          2010      1.326          1.385          1,217,811

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.993          0.848             35,637

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.946          2.351            527,315
                                                          2010      2.427          2.946            915,318
                                                          2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.648          1.444            311,839
                                                          2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.486          1.358             29,291
                                                          2010      1.146          1.486             30,429
                                                          2009      0.742          1.146             30,114
                                                          2008      1.340          0.742             39,523

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.352          1.480          1,898,630
                                                          2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.569          1.590          6,096,907
                                                          2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.478          1.385            158,623
                                                          2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.531          1.558            470,107
                                                          2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.912          0.860          2,138,303
                                                          2010      0.794          0.912          2,855,035
                                                          2009      0.683          0.794          3,767,046
                                                          2008      1.093          0.683          4,187,119
                                                          2007      1.074          1.093          5,352,699
                                                          2006      1.001          1.074          5,040,214

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.984          0.879          1,261,776
                                                          2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.899          0.855            302,463
                                                          2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.212          1.266          1,770,450
                                                          2010      1.142          1.212          2,149,875
                                                          2009      1.064          1.142          2,773,459
                                                          2008      1.124          1.064          3,064,087
                                                          2007      1.079          1.124          3,916,582
                                                          2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.074          0.960            652,745
                                                          2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.011          0.993          2,238,271
                                                          2010      1.024          1.011          2,222,008

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.173          1.150            414,912
                                                          2006      1.143          1.173            456,315

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.503          1.327          1,948,744

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.201          1.105          1,168,932
                                                          2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.156          1.140             57,359
                                                          2010      1.055          1.156             57,431
                                                          2009      0.767          1.055             61,108
                                                          2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.920          0.996                 --
                                                          2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.159          1.175            977,009
                                                          2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.103          1.094            856,186
                                                          2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.042          1.009            600,708
                                                          2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.980          0.926            578,356
                                                          2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.198          1.195          1,484,612
                                                          2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.372          3,574,565
                                                          2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.264          1.252            408,089
                                                          2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2011      0.998          0.897            979,522
                                                          2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.047          1.014            109,972
                                                          2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.384          1.401            589,217

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.450          1.345                 --
                                                          2007      1.339          1.450             80,724
                                                          2006      1.228          1.339             85,573
                                                          2005      1.167          1.228            118,293
                                                          2004      1.105          1.167            276,444
                                                          2003      0.853          1.105            288,042
                                                          2002      1.233          0.853            166,521

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916

  Travelers Equity Income Subaccount (11/01)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610

  Travelers Large Cap Subaccount (10/01)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (10/01)...........  2006      1.052          1.041                 --
                                                          2005      1.057          1.052          5,931,326
                                                          2004      1.047          1.057          6,706,064
                                                          2003      0.984          1.047          6,231,466
                                                          2002      0.981          0.984          2,680,937

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.102          1.143                 --
                                                          2005      1.041          1.102            475,059
                                                          2004      1.021          1.041            341,310
                                                          2003      0.828          1.021            144,333
                                                          2002      1.194          0.828             50,164




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145               --
                                                          2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.080          1.131               --
                                                          2005      1.049          1.080               --
                                                          2004      1.000          1.049               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.272          1.210               --
                                                          2007      1.116          1.272               --
                                                          2006      1.113          1.116               --
                                                          2005      1.058          1.113               --
                                                          2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.101          1.147               --
                                                          2005      1.080          1.101           20,275
                                                          2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.184          1.146               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2011      1.475          1.310            3,568
                                                          2010      1.354          1.475           29,282
                                                          2009      0.976          1.354           11,334
                                                          2008      1.625          0.976           14,388
                                                          2007      1.452          1.625           14,393
                                                          2006      1.237          1.452           28,294
                                                          2005      1.112          1.237           13,476
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (10/01)....  2011      1.241          1.158          296,823
                                                          2010      1.073          1.241          367,567
                                                          2009      0.790          1.073          455,407
                                                          2008      1.446          0.790          472,309
                                                          2007      1.320          1.446          520,965
                                                          2006      1.229          1.320          499,533
                                                          2005      1.085          1.229          411,119
                                                          2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2011      1.062          1.017          380,055
                                                          2010      0.978          1.062          384,691
                                                          2009      0.765          0.978          385,454
                                                          2008      1.262          0.765          429,948
                                                          2007      1.233          1.262          460,412
                                                          2006      1.097          1.233          431,176
                                                          2005      1.064          1.097          345,177
                                                          2004      1.000          1.064              766

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.346          1.328               --
                                                          2005      1.168          1.346               --
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.344          1.738               --
                                                          2005      1.286          1.344           13,433
                                                          2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.198          1.299               --
                                                          2005      1.116          1.198            1,287
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.200          1.334               --
                                                          2005      1.118          1.200           97,012
                                                          2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2011      1.326          1.259           89,752
                                                          2010      1.162          1.326          139,659
                                                          2009      0.878          1.162          139,659
                                                          2008      1.570          0.878          139,659
                                                          2007      1.371          1.570          139,659
                                                          2006      1.260          1.371          120,320
                                                          2005      1.106          1.260           37,790
                                                          2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.746          1.518          109,459
                                                          2010      1.393          1.746          110,499
                                                          2009      1.023          1.393          120,817
                                                          2008      1.737          1.023          144,604
                                                          2007      1.546          1.737          136,963
                                                          2006      1.410          1.546          145,334
                                                          2005      1.226          1.410          163,704
                                                          2004      1.000          1.226           19,636

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.192          1.190           20,722
                                                          2010      1.086          1.192           20,722
                                                          2009      0.821          1.086           20,722
                                                          2008      1.198          0.821           20,736
                                                          2007      1.184          1.198           20,736
                                                          2006      1.027          1.184           16,826
                                                          2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2011      1.242          1.152           15,909
                                                          2010      0.998          1.242           18,196
                                                          2009      0.713          0.998           42,102
                                                          2008      1.272          0.713           46,376
                                                          2007      1.173          1.272           19,438
                                                          2006      1.107          1.173           20,456
                                                          2005      1.084          1.107           20,338
                                                          2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.184          1.367               --
                                                          2005      1.099          1.184           62,704
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.454          2.226               --
                                                          2007      1.955          2.454           20,553
                                                          2006      1.566          1.955            9,036
                                                          2005      1.260          1.566           10,108
                                                          2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2011      1.356          1.181           15,256
                                                          2010      1.283          1.356           15,023
                                                          2009      0.960          1.283           55,818
                                                          2008      1.653          0.960           63,067
                                                          2007      1.468          1.653           61,363
                                                          2006      1.240          1.468          141,961
                                                          2005      1.155          1.240          136,574
                                                          2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.187          1.409               --
                                                          2005      1.118          1.187          142,910
                                                          2004      1.000          1.118               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2011      1.523          1.460               --
                                                          2010      1.245          1.523               --
                                                          2009      0.884          1.245               --
                                                          2008      1.616          0.884               --
                                                          2007      1.362          1.616               --
                                                          2006      1.233          1.362               --
                                                          2005      1.129          1.233               --
                                                          2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.140          1.269               --
                                                          2005      1.125          1.140           89,672
                                                          2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.112          1.180               --
                                                          2006      1.062          1.112               --
                                                          2005      1.025          1.062               --
                                                          2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.856          0.904               --
                                                          2009      0.727          0.856          351,797
                                                          2008      1.271          0.727          357,400
                                                          2007      1.243          1.271          397,902
                                                          2006      1.107          1.243          464,735
                                                          2005      1.065          1.107          406,369
                                                          2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2011      1.129          1.128           27,444
                                                          2010      0.927          1.129           33,724
                                                          2009      0.707          0.927           40,121
                                                          2008      1.216          0.707           39,332
                                                          2007      1.229          1.216           38,527
                                                          2006      1.159          1.229            9,883
                                                          2005      1.065          1.159            9,552
                                                          2004      1.000          1.065               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2011      1.143          1.143            1,321
                                                          2010      1.041          1.143            2,087
                                                          2009      0.875          1.041           25,809
                                                          2008      1.269          0.875            8,784
                                                          2007      1.201          1.269           49,687
                                                          2006      1.073          1.201           49,720
                                                          2005      1.055          1.073           49,206
                                                          2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.802          0.782               --
                                                          2008      1.166          0.802           20,960
                                                          2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      0.991          1.044               --
                                                          2010      0.903          0.991          474,059
                                                          2009      0.660          0.903          466,526
                                                          2008      1.171          0.660          526,150
                                                          2007      1.179          1.171          480,799
                                                          2006      1.065          1.179          548,567
                                                          2005      1.038          1.065          478,793
                                                          2004      1.000          1.038           26,690

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2011      1.065          1.153               --
                                                          2010      0.976          1.065               --
                                                          2009      0.820          0.976               --
                                                          2008      1.178          0.820               --
                                                          2007      1.135          1.178               --
                                                          2006      0.987          1.135               --
                                                          2005      1.015          0.987               --
                                                          2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.149          1.123               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.959          1.007           46,387
                                                          2010      0.878          0.959           50,314
                                                          2009      0.734          0.878           50,412
                                                          2008      1.158          0.734           48,510
                                                          2007      1.128          1.158           50,751
                                                          2006      1.047          1.128           52,797
                                                          2005      1.030          1.047           52,916
                                                          2004      1.000          1.030               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2011      1.075          0.983              452
                                                          2010      0.946          1.075              714
                                                          2009      0.750          0.946              717
                                                          2008      1.213          0.750              720
                                                          2007      1.229          1.213              723
                                                          2006      1.079          1.229              725
                                                          2005      1.057          1.079              728
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2011      0.964          0.934               --
                                                          2010      0.901          0.964               --
                                                          2009      0.649          0.901            5,454
                                                          2008      1.062          0.649           12,988
                                                          2007      1.034          1.062           12,920
                                                          2006      1.014          1.034           12,949
                                                          2005      0.989          1.014           12,501
                                                          2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.063          1.087           10,785
                                                          2010      0.996          1.063           11,644
                                                          2009      0.820          0.996           11,654
                                                          2008      1.308          0.820           15,002
                                                          2007      1.291          1.308           15,002
                                                          2006      1.120          1.291           15,002
                                                          2005      1.078          1.120           15,002
                                                          2004      1.000          1.078               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2011      1.348          1.263               --
                                                          2010      1.128          1.348            7,208
                                                          2009      0.851          1.128           29,725
                                                          2008      1.349          0.851           30,416
                                                          2007      1.292          1.349           28,787
                                                          2006      1.154          1.292           18,302
                                                          2005      1.093          1.154           19,256
                                                          2004      1.000          1.093            9,888

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.378          1.362               --
                                                          2010      1.129          1.378               --
                                                          2009      0.811          1.129               --
                                                          2008      1.404          0.811            2,859
                                                          2007      1.309          1.404            2,877
                                                          2006      1.191          1.309               --
                                                          2005      1.165          1.191               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.759          0.737               --
                                                          2008      1.247          0.759               --
                                                          2007      1.219          1.247               --
                                                          2006      1.086          1.219               --
                                                          2005      1.069          1.086               --
                                                          2004      1.000          1.069               --

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2011      1.118          1.199               --
                                                          2010      1.106          1.118               --
                                                          2009      0.882          1.106               --
                                                          2008      1.599          0.882               --
                                                          2007      1.542          1.599               --
                                                          2006      1.257          1.542               --
                                                          2005      1.154          1.257               --
                                                          2004      1.000          1.154               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.140          1.152               --
                                                          2006      1.041          1.140           20,815
                                                          2005      1.032          1.041           20,662
                                                          2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.933          0.920               --
                                                          2010      0.877          0.933              717
                                                          2009      0.766          0.877              720
                                                          2008      0.997          0.766              723
                                                          2007      1.009          0.997              726
                                                          2006      0.995          1.009              728
                                                          2005      0.997          0.995              731
                                                          2004      1.000          0.997               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2011      1.163          1.182               --
                                                          2010      1.069          1.163               --
                                                          2009      0.919          1.069               --
                                                          2008      1.092          0.919               --
                                                          2007      1.098          1.092               --
                                                          2006      1.069          1.098               --
                                                          2005      1.069          1.069               --
                                                          2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2011      1.387          1.384            4,688
                                                          2010      1.220          1.387           27,068
                                                          2009      0.782          1.220           32,543
                                                          2008      1.146          0.782           45,575
                                                          2007      1.172          1.146           47,385
                                                          2006      1.084          1.172           13,287
                                                          2005      1.083          1.084           12,550
                                                          2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.014          1.005               --
                                                          2009      1.038          1.014              723
                                                          2008      1.038          1.038              726
                                                          2007      1.014          1.038              729
                                                          2006      0.995          1.014              732
                                                          2005      0.992          0.995              734
                                                          2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.314          1.398               --
                                                          2006      1.194          1.314            2,986
                                                          2005      1.168          1.194            2,962
                                                          2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.233          1.290               --
                                                          2006      1.071          1.233               --
                                                          2005      1.056          1.071               --
                                                          2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.293          1.355               --
                                                          2006      1.121          1.293               --
                                                          2005      1.080          1.121               --
                                                          2004      1.000          1.080               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.264          1.310               --
                                                          2006      1.106          1.264           21,522
                                                          2005      1.098          1.106           28,907
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.338          1.470               --
                                                          2006      1.223          1.338          165,277
                                                          2005      1.159          1.223          161,706
                                                          2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.366          1.428               --
                                                          2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.105          1.079           10,332
                                                          2010      1.007          1.105           10,636
                                                          2009      0.866          1.007           65,902
                                                          2008      1.418          0.866           67,223
                                                          2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.856          0.791            7,959
                                                          2010      0.755          0.856            8,089
                                                          2009      0.574          0.755           10,251
                                                          2008      1.007          0.574           12,570
                                                          2007      1.212          1.007           23,926
                                                          2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.380          1.209           18,453
                                                          2010      1.184          1.380           26,024
                                                          2009      0.941          1.184           11,792
                                                          2008      1.291          0.941           11,795
                                                          2007      1.337          1.291           11,798
                                                          2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.474          1.236               --
                                                          2010      1.296          1.474               --
                                                          2009      0.855          1.296               --
                                                          2008      1.480          0.855               --
                                                          2007      1.531          1.480           31,902
                                                          2006      1.398          1.531               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.315          1.271               --
                                                          2010      1.067          1.315               --
                                                          2009      0.815          1.067               --
                                                          2008      1.363          0.815               --
                                                          2007      1.255          1.363               --
                                                          2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.455          1.315           17,970
                                                          2010      1.361          1.455           28,613
                                                          2009      0.975          1.361           17,970
                                                          2008      1.720          0.975           17,970
                                                          2007      1.353          1.720           17,970
                                                          2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.044          0.964           11,672
                                                          2010      0.871          1.044           12,204
                                                          2009      0.654          0.871           12,212
                                                          2008      1.042          0.654           11,114
                                                          2008      1.087          1.042           10,956
                                                          2007      1.234          1.087               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.941          0.883          119,359
                                                          2010      0.769          0.941          124,970
                                                          2009      0.623          0.769          127,539
                                                          2008      1.044          0.623          128,510
                                                          2007      1.065          1.044          146,333
                                                          2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.710          0.672               --
                                                          2008      1.269          0.710               --
                                                          2007      1.164          1.269               --
                                                          2006      1.185          1.164               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.943          0.856          159,217
                                                          2010      0.907          0.943          326,975

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.958          0.815           31,658

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.014          1.596           13,853
                                                          2010      1.671          2.014           21,773
                                                          2009      1.014          1.671           20,553
                                                          2008      2.229          1.014           20,553

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.382          1.203           38,396
                                                          2010      1.273          1.382           38,700
                                                          2009      0.992          1.273           39,314
                                                          2008      1.766          0.992           39,314
                                                          2007      1.693          1.766           39,769

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.302          1.181               --
                                                          2010      1.011          1.302               --
                                                          2009      0.659          1.011               --
                                                          2008      1.196          0.659               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.238          1.345          273,402
                                                          2010      1.175          1.238          250,841
                                                          2009      1.019          1.175          257,201
                                                          2008      1.119          1.019          257,385
                                                          2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.377          1.385          281,216
                                                          2010      1.306          1.377          322,528
                                                          2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.169          1.088               --
                                                          2010      1.032          1.169           16,414
                                                          2009      0.854          1.032           23,018
                                                          2008      1.305          0.854           23,018
                                                          2007      1.275          1.305           23,018
                                                          2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.134          1.248               --
                                                          2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.482          1.497          171,286
                                                          2010      1.355          1.482          275,496
                                                          2009      1.044          1.355          237,652
                                                          2008      1.200          1.044          259,366
                                                          2007      1.155          1.200          276,798
                                                          2006      1.122          1.155          255,887

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.883          0.826            9,108
                                                          2010      0.774          0.883            9,108
                                                          2009      0.671          0.774            9,108
                                                          2008      1.081          0.671           22,259
                                                          2007      1.069          1.081           21,937
                                                          2006      1.001          1.069           65,545

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.952          0.845          161,943
                                                          2010      0.815          0.952          233,306
                                                          2009      0.661          0.815          306,398
                                                          2008      0.966          0.661          317,703
                                                          2007      1.022          0.966          322,152
                                                          2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.118          1.055               --
                                                          2010      0.995          1.118               --
                                                          2009      0.684          0.995               --
                                                          2008      1.294          0.684               --
                                                          2007      1.102          1.294               --
                                                          2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.130          1.172              442
                                                          2010      1.072          1.130              698
                                                          2009      1.006          1.072           63,505
                                                          2008      1.070          1.006           63,511
                                                          2007      1.034          1.070           63,516
                                                          2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.977          0.868               --
                                                          2010      0.837          0.977               --
                                                          2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      0.988          0.964              881
                                                          2010      1.005          0.988              720

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.653          0.643               --
                                                          2008      1.120          0.653               --
                                                          2007      1.150          1.120               --
                                                          2006      1.126          1.150               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.042          0.916          207,310

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.626          0.651               --
                                                          2008      1.163          0.626            3,340
                                                          2007      1.148          1.163            3,342
                                                          2006      1.140          1.148            3,342

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.956          0.874               (0)
                                                          2010      0.857          0.956               (0)
                                                          2009      0.722          0.857               (0)
                                                          2008      1.215          0.722            5,620
                                                          2007      1.197          1.215            5,624
                                                          2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.187          1.163               --
                                                          2010      1.091          1.187               --
                                                          2009      0.799          1.091               --
                                                          2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.890          0.961               --
                                                          2010      0.789          0.890           32,336
                                                          2009      0.616          0.789           32,271
                                                          2008      1.060          0.616           30,912
                                                          2007      1.054          1.060           29,813
                                                          2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.121          1.129               --
                                                          2010      1.045          1.121               --
                                                          2009      0.890          1.045               --
                                                          2008      1.066          0.890               --
                                                          2007      1.036          1.066               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.067          1.051               --
                                                          2010      0.981          1.067               --
                                                          2009      0.814          0.981               --
                                                          2008      1.065          0.814               --
                                                          2007      1.043          1.065               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.009          0.970               --
                                                          2010      0.914          1.009               --
                                                          2009      0.741          0.914               --
                                                          2008      1.066          0.741               --
                                                          2007      1.048          1.066               --
                                                          2006      1.002          1.048          286,616

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.948          0.890          223,429
                                                          2010      0.848          0.948          222,561
                                                          2009      0.674          0.848          222,677
                                                          2008      1.065          0.674          224,467
                                                          2007      1.053          1.065          225,359
                                                          2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.040          1.030               --
                                                          2010      0.932          1.040               --
                                                          2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.141          1.137          204,337
                                                          2010      1.065          1.141          204,634
                                                          2009      0.923          1.065          199,998
                                                          2008      1.219          0.923          205,532
                                                          2007      1.201          1.219          247,851
                                                          2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.219          1.199           19,610
                                                          2010      1.122          1.219           46,844
                                                          2009      0.953          1.122          108,178
                                                          2008      1.449          0.953          116,387
                                                          2007      1.381          1.449          115,891
                                                          2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.965          0.862           97,668
                                                          2010      0.854          0.965          123,094
                                                          2009      0.627          0.854          169,272
                                                          2008      1.082          0.627          171,373
                                                          2007      1.044          1.082          180,313
                                                          2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.014          0.975               --
                                                          2010      0.891          1.014               --
                                                          2009      0.639          0.891               --
                                                          2008      1.130          0.639               --
                                                          2007      1.062          1.130               --
                                                          2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.183          1.191               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.042          1.059               --
                                                          2006      1.061          1.042          354,078
                                                          2005      1.066          1.061          298,845
                                                          2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.142          1.176               --
                                                          2008      1.118          1.142          338,553
                                                          2007      1.055          1.118          384,569
                                                          2006      1.042          1.055          374,764
                                                          2005      1.043          1.042          357,897
                                                          2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.297          1.200               --
                                                          2007      1.206          1.297               --
                                                          2006      1.114          1.206               --
                                                          2005      1.066          1.114               --
                                                          2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.577          1.702               --
                                                          2006      1.266          1.577               --
                                                          2005      1.158          1.266               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      1.422          1.514               --
                                                          2006      1.243          1.422           15,345
                                                          2005      1.192          1.243           19,791
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.117          1.185               --
                                                          2005      1.053          1.117               --
                                                          2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/01)............  2006      1.121          1.174               --
                                                          2005      1.101          1.121           18,454
                                                          2004      1.000          1.101               --

  Travelers Large Cap Subaccount (10/01)................  2006      1.110          1.140               --
                                                          2005      1.047          1.110               --
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.103          1.169               --
                                                          2005      1.000          1.103           26,398

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.015          1.015               --
                                                          2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.049          1.083               --
                                                          2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.081          1.124               --
                                                          2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.026          1.043               --
                                                          2005      1.000          1.026               --

  Travelers Managed Income Subaccount (10/01)...........  2006      1.016          1.003               --
                                                          2005      1.028          1.016            4,104
                                                          2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.227          1.298               --
                                                          2005      1.123          1.227           79,209
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                          2005      1.072          1.077               --
                                                          2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.099          1.131               --
                                                          2005      1.095          1.099          268,929
                                                          2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                          2005      1.125          1.168           27,601
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.221          1.398               --
                                                          2005      1.144          1.221               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.128          1.193               --
                                                          2005      1.092          1.128               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.034          1.085               --
                                                          2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.122               --
                                                          2005      1.103          1.114          159,981
                                                          2004      1.000          1.103               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.091          1.135               --
                                                          2005      1.097          1.091            2,635
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.109          1.272               --
                                                          2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.104          1.263               --
                                                          2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.088          1.126               --
                                                          2005      1.035          1.088               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


                                       B-1

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

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83


                                       C-1